SHARE BASED PAYMENTS (Schedule of Stock Option Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.14%	0.00%	0.10%
Expected term	14 days	14 days	1 year
Volatility	9.00%	7.19%	63.10%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	0.80%	1.24%	1.07%
Expected term	2 years 5 months 23 days	2 years 11 months 5 days	3 years 3 months 25 days
Volatility	74.80%	126.63%	67.06%